Cover	May 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2026
Entity File Number	001-38091
Entity Registrant Name	NATIONAL ENERGY SERVICES REUNITED CORP.
Entity Central Index Key	0001698514
Entity Tax Identification Number	82-4881231
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	777 Post Oak Blvd.
Entity Address, Address Line Two	Suite 730
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	832
Local Phone Number	925-3777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, no par value per share
Trading Symbol	NESR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false